Prepaid Expenses and Other Current Assets (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepaid vendor expenses	$ 2,253	$ 2,520	$ 1,717
Prepaid insurance	243	446	1,894
Capitalized transaction costs		0	1,233
Prepaid directors and officers insurance	1,259	2,518	0
Prepaid maintenance	7	60	181
Prepaid non-aircraft subscriptions	375	113	135
MRO revenue in excess of billings	697	581	292
Deferred commission	560	514	413
Prepaid expenses and other current assets	$ 5,394	$ 6,752	$ 5,865